Corporate Income Taxes- Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	$ 2,983	$ 2,943	$ 2,715
Lower average tax rate applicable to subsidiaries and foreign branches	(300)	(439)	(286)
Tax-exempt income from securities	(221)	(90)	(407)
Deferred income tax effect of substantively enacted tax rate changes	2	(2)	(2)
Other, net	8	(30)	13
Total income taxes and effective tax rate	$ 2,472	$ 2,382	$ 2,033
Income taxes at Canadian statutory rate	26.50%	26.50%	26.40%
Lower average tax rate applicable to subsidiaries and foreign branches	(2.70%)	(3.90%)	(2.80%)
Tax-exempt income from securities	(2.00%)	(0.80%)	(3.90%)
Deferred income tax effect of substantively enacted tax rate changes	0.00%	0.00%	0.00%
Other, net	0.10%	(0.30%)	0.10%
Total income taxes and effective tax rate	21.90%	21.50%	19.80%